Earnings/(loss) per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Denominator of the diluted earnings per share calculation			0
Incremental shares	3,257,861	3,735,059